ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Details) $ in Thousands	Nov. 12, 2021 USD ($)
Cash	$ 570
Trade Receivables	49
Inventory	1,278
Other Current Assets	151
Property, Plant And Equipment	124
Right Of Use Assets	501
Other Long-term Assets	42
Intangible Assets	9,150
Goodwill	19,675
Total Assets	31,540
Trade Payables And Accrued Liabilities	(856)
Deferred Tax	(1,500)
Non-current Lease Liability	(530)
Total Liabilities	(2,886)
Total Net Assets Acquired	$ 28,654